OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME

	2022	2023	2024
	S$	S$	S$
Government grants:
Wage Subsidy Program	3,099	-	-
Enterprise Development Grant	8,640	-	-
Jobs Growth Incentive	5,550	-	-
Hiring Incentive and Training Programme	9,077	3,459	-
Startup SG Tech - Proof-of-concept grant	84,091	-	-
Market Readiness Assistance Grant	-	-	15,447
Others	2,880	4,112	11,715
Research income	363,912	507,736	433,871
Interest income	2,097	285,719	317,670
Others	6028	2,878	5,358
Total	485,374	803,904	784,061